SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition, General and Administrative Expense and Foreign Currency Risk (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2018 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revenue recognition
Number of criteria to be met prior to recognition of revenue | item	4
Cost of goods sold		$ 166,343	$ 214,261	$ 188,937
Allowance of doubtful accounts		$ 533	0
VAT on sales as a percentage on revenue from the sale of products		17.00%
Accrued sales return				1,927		$ 1,336	$ 1,236
Contract Balances
Advance from customers						17,732	10,110
Contract liability	$ 5,248	$ 5,248	5,248			10,246	5,248
Accrued expenses and other current liabilities						22,688	20,727
Revenue included in advance from customers
Contract liability as of January 1, 2018	$ 5,248	5,248
Cash received in advance, net of VAT		199,899
Revenue recognized from opening balance of contract liability		(5,248)
Revenue recognized from contract liability arising during current year		(189,653)
Contract liability as of December 31, 2018		10,246	5,248
Selling and marketing
Advertising expense		43,308	62,767	53,827
General and administrative
Research and development expense		5,694	5,207	6,702
Chargeback incurred		$ 2,938	2,929	2,354
Income taxes
Income tax due to uncertain tax positions				0		0	0
Leases
Property's estimated remaining economic life, minimum (in percentage)		75.00%
Minimum lease payments of fair value (in percentage)		90.00%
Adjustment
Contract Balances
Contract liability					$ 209
Accrued expenses and other current liabilities					(209)
Without adoption of ASC 606 | ASU 2014-09
Contract Balances
Contract liability					10,455
Accrued expenses and other current liabilities					$ 22,479
Accrued expenses and other
Revenue recognition
Accrued sales return				1		1,336	236
Product sales
Revenue recognition
Cost of goods sold		$ 156,326	189,816	160,566
Shipping and handling
Revenue recognition
Cost of goods sold		$ 51,731	$ 60,131	$ 59,964
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents, term deposit and restricted cash						$ 4,368	$ 4,829
Maximum
Revenue recognition
Return period, subsequent to the receipt of shipment		14 days		30 days
Return period, subsequent to the receipt of shipment with no quality-related issues		14 days
Return period, subsequent to the receipt of shipment with quality-related issues		12 months